Stock Option Plan - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option outstanding at beginning of year, Shares	47,654	48,987	52,708
Granted options	3,250	5,500	6,000
Exercised options	(6,144)	(5,973)	(8,788)
Forfeited or expired options	(1,191)	(860)	(933)
Option outstanding at end of year, Shares	43,569	47,654	48,987
Options exercisable at year end	12,064	12,009	11,453
Outstanding weighted-average exercise price at beginning of year	$ 36.43	$ 34.24	$ 31.24
Granted weighted-average exercise price	$ 45.75	$ 44.16	$ 42.06
Exercised weighted-average exercise price	$ 30.24	$ 26.00	$ 21.50
Forfeited or expired weighted-average exercise price	$ 35.36	$ 33.07	$ 34.85
Outstanding weighted-average exercise price at end of year	$ 38.03	$ 36.43	$ 34.24
Options exercisable weighted-average exercise price at year end	$ 34.59	$ 32.35	$ 29.69